INCOME TAXES (Details Narrative) (USD $)	18 Months Ended	20 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 175,556	$ 248,796
Net loss carryforwards	522,224	731,753
Deferred tax assets, net valuation allowance	$ 0	$ 0
Income tax, Federal rate	34.00%	34.00%